Other Non Current Liabilities - Projected Benefit Obligation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities, Noncurrent [Abstract]
Projected benefit obligation at January 1	$ 8,097	$ 8,898
Service cost for benefits earned	1,445	2,021	4,121
Interest Cost	329	334	280
Settlement	0	(2,984)
Actuarial gains	539	149
Benefits paid	(87)	(72)
Payroll tax of employer contribution	(57)	(104)
Foreign currency exchange rate changes	(346)	(145)
Projected benefit obligation at end of year	$ 9,920	$ 8,097	$ 8,898